UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21384

New River Funds

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, VA

24141

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
December 31, 2007

	Shares	Market Value
COMMON STOCKS- 90.36%
Apparel Manufacturers - 4.25%
Columbia Sportswear Co.	59,200	$ 2,610,128

Banks - 0.95%
Colonial Bancorp, Inc.	43,000	582,220

Basic Materials - 1.25%
Caraustar Industries, Inc *	249,000	769,410

Chemicals - 4.36%
Arch Chemicals, Inc.	73,000	2,682,750

Coal - 2.89%
James River Coal Co.*	159,000	1,777,620

Construction Services - 5.12%
URS Corp.*	58,000	3,151,140

Diversified Manufacturing - 4.76%
Trinity Industries, Inc.	105,400	2,925,904

Energy - 8.23%
Newfield Exploration Co.*	41,033	2,162,439
OGE Energy Corp.	79,900	2,899,571
		5,062,010
Environmental Control - 3.18%
Darling International, Inc.*	169,050	1,954,218

Financial Services - 3.05%
Affiliated Managers Group*	16,000	1,879,360

Food Processing - 5.72%
Smithfield Foods, Inc.*	121,700	3,519,564

Healthcare - 0.23%
America Service Group, Inc.*	19,200	140,736

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2007

	Shares	Market Value
Machinery - 13.86%
AGCO Corp.*	47,820	$ 3,250,804
Cascade Corp.	68,100	3,163,926
Flowserve Corp.	21,920	2,108,704
		8,523,434
Media - 3.04%
Gray Television, Inc.	232,985	1,868,540

Mining - 4.74%
USEC, Inc.*	323,600	2,912,400

Miscellaneous Manufacturing - 2.95%
Koppers Holdings, Inc.*	42,000	1,816,080

Oil & Gas - 2.59%
PetroQuest Energy, Inc.	111,300	1,591,590

Recreational Products - 5.67%
Polaris Industries, Inc.	72,950	3,484,822

Retail - 3.91%
Tractor Supply Co.*	66,900	2,404,386

Savings & Loans - 4.85%
Washington Federal, Inc.	141,400	2,984,954

Telecommunications Equipment - 4.76%
Newport Corp.*	228,700	2,925,072

TOTAL COMMON STOCKS (Cost $52,198,713)		55,566,338

SHORT TERM INVESTMENTS - 14.04%
Bank of New York Hamilton Fund Premier Class, 4.62%+	8,634,342	8,634,342
(Cost $8,634,342)

TOTAL INVESTMENTS (Cost $60,833,055) - 104.40%		64,200,680
Liabilities in excess of other assets - (4.40)%		(2,703,024)
NET ASSETS - 100.00%		$ 61,497,656
____________

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2007

At December 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 8,217,427
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(4,849,802)
Net unrealized appreciation		$ 3,367,625

*Non-income producing security.
+Reflects yield at December 31, 2007.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
December 31, 2007

	Shares	Market Value
COMMON STOCKS- 97.76%
Aerospace/Defense - 5.92%
Boeing Co.	3,000	$ 262,380
L3 Communications Holding	1,970	208,702
		471,082
Auto Parts & Equipments - 3.19%
Johnson Controls, Inc.	7,050	254,082

Banks - 6.59%
State Street Corp.	3,600	292,320
Westpac Banking Corp.	1,900	231,515
		523,835
Beverages - 3.62%
PepsiCo, Inc.	3,790	287,661

Building Materials - 3.48%
Cemex SAB de C.V. - ADR*	10,699	276,569

Computer Software & Programming - 2.58%
Check Point Software Technologies Ltd.*	9,350	205,326

Consumer Services - 4.23%
Western Union Co.	13,850	336,278

Cosmetics/Personal Care - 3.32%
Procter & Gamble Co.	3,600	264,312

Display Technologies - 3.16%
Corning, Inc.	10,480	251,415

Exchange Traded Funds - 3.27%
Vanguard Materials	2,950	259,954

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited) (Continued)
December 31, 2007

	Shares	Market Value
Financial Services - 9.64%
Franklin Resources, Inc.	2,940	$ 336,424
Goldman Sachs Group, Inc.	2,000	430,100
		766,524
Food - 3.61%
Nestle SA - ADR	2,500	287,065

Healthcare Plans - 10.53%
Laboratory Corp of America *	2,250	169,942
UnitedHealth Group, Inc.	6,500	378,300
Wellpoint, Inc.*	3,300	289,509
		837,751
Insurance - 3.05%
Allstate Corp.	4,655	243,131

Machinery - 3.19%
Caterpillar, Inc.	3,500	253,960

Miscellaneous Manufacturing - 2.21%
Ingersoll-Rand Co. Ltd. - Cl. A	3,790	176,121

Networking and Communication Devices - 4.15%
Cisco Systems, Inc.*	12,200	330,254

Oil & Gas - 10.46%
Devon Energy Corp.	3,000	266,730
Exxon Mobil Corp.	1,830	171,453
Transocean, Inc. *	2,750	393,662
		831,845
Retail - 7.27%
Abercrombie & Fitch Co.- Cl. A	3,540	283,094
Best Buy, Inc.	5,612	295,472
		578,566
Software - 4.29%
Oracle Corp.*	15,100	340,958

TOTAL COMMON STOCKS (Cost $6,446,291)		7,776,689

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited) (Continued)
December 31, 2007

	Shares	Market Value
SHORT TERM INVESTMENTS - 2.10%
Bank of New York Hamilton Fund Premier Class, 4.62%+
(Cost $167,187)	167,187	$ 167,187

TOTAL INVESTMENTS (Cost $6,613,478) - 99.86%		7,943,876
Other assets less liabilities- 0.14%		11,263
NET ASSETS - 100.00%		$ 7,955,139

_____________
At December 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,442,533
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(112,135)
Net unrealized appreciation		$ 1,330,398

*Non-income producing security.
ADR - American Depositary Receipt.
+Reflects yield at December 31, 2007.

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By (Signature and Title)

/s/Doit L. Koppler II

       Doit L. Koppler II

       Principal Executive Officer/Principal Financial Officer, New River Funds

Date

2/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Doit L. Koppler II

     Doit L. Koppler II

     Principal Executive Officer/Principal Financial Officer, New River Funds

Date

2/29/08